LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt	$ 3,470	$ 4,644
Less - current maturities	(702)	(723)
Long-term debt, excluding current maturities	2,768	3,921
NIS [Member]
Debt Instrument [Line Items]
Long-term debt	$ 3,470	4,644
NIS [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	6.25%
NIS [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	6.50%
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 0